CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	¥ 626,579	¥ 580,956	¥ 1,868,113	¥ 1,665,694
Expenses:
Interest expense	17,026	18,650	50,458	60,811
Costs of operating leases	81,536	74,655	241,114	220,465
Life insurance costs	88,789	92,253	263,004	265,278
Costs of goods and real estate sold	80,978	83,600	285,160	247,138
Services expense	132,918	111,275	356,548	313,393
Other (income) and expense	1,796	7,174	(8,762)	15,007
Selling, general and administrative expenses	132,640	116,309	378,524	334,928
Provision for credit losses	2,564	2,830	4,670	10,166
Write-downs of long-lived assets	14,980	8	15,068	591
Write-downs of securities	150	338	210	4,214
Total expenses	553,377	507,092	1,585,994	1,471,991
Operating Income	73,202	73,864	282,119	193,703
Equity in Net Income (Loss) of Affiliates	3,066	(212)	8,465	2,077
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	19,632	1,755	26,105	9,436
Bargain Purchase Gain			0	4,365
Income before Income Taxes	95,900	75,407	316,689	209,581
Provision for Income Taxes	32,891	25,584	100,961	64,266
Net Income	63,009	49,823	215,728	145,315
Net Income (Loss) Attributable to the Noncontrolling Interests	(1,650)	1,650	4,387	3,323
Net Income (Loss) Attributable to the Redeemable Noncontrolling Interests			0	(23)
Net Income Attributable to ORIX Corporation Shareholders	¥ 64,659	¥ 48,173	¥ 211,341	¥ 142,015
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 54.00	¥ 39.00	¥ 175.17	¥ 114.27
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	¥ 53.94	¥ 38.97	¥ 174.98	¥ 114.17
Finance Revenues
Revenues:
Total revenues	¥ 71,952	¥ 69,326	¥ 209,143	¥ 201,230
Gains On Investment Securities And Dividends
Revenues:
Total revenues	2,646	14,670	48,390	27,502
Operating Leases
Revenues:
Total revenues	113,035	98,559	340,968	296,520
Life Insurance Premiums And Related Investment Income
Revenues:
Total revenues	115,904	122,396	348,701	356,147
Sales of Goods and Real Estate
Revenues:
Total revenues	93,263	97,888	323,918	290,541
Services Income
Revenues:
Total revenues	¥ 229,779	¥ 178,117	¥ 596,993	¥ 493,754